REVENUE	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
REVENUE
REVENUE

For the years ended December 31	2019	2018
Gold sales[1]
Spot market sales	$9,084	$6,575
Concentrate sales	101	25
Provisional pricing adjustments	1	—
	$9,186	$6,600
Copper sales[1]
Copper concentrate sales	$371	$549
Provisional pricing adjustments	22	(37)
	$393	$512
Other sales[2]	$138	$131
Total	$9,717	$7,243

[1]	Revenues include amounts transferred from OCI to earnings for commodity cash flow hedges.

[2]	Revenues from the sale of by-products from our gold and copper mines including silver revenue of $97 million (2018: $121 million).

Principal Products
All of our gold mining operations produce gold in doré form, except Porgera and Phoenix, which produce both gold doré and gold concentrate. Gold doré is unrefined gold bullion bars usually consisting of 90% gold that is refined to pure gold bullion prior to sale to our customers. Concentrate is a processing product containing the valuable ore mineral from which most of the waste mineral has been eliminated. Our Lumwana and Phoenix mines produce a concentrate that primarily contains copper. Incidental revenues from the sale of by-products, primarily copper, silver and energy at our gold mines, are classified within other sales.

Provisional Copper and Gold Sales
We have provisionally priced sales for which price finalization, referenced to the relevant copper and gold index, is outstanding at the balance sheet date. Our exposure at December 31, 2019 to the impact of movements in market commodity prices for provisionally priced sales is set out in the following table:

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price US$
As at December 31	2019	2018	2019	2018
Copper pounds	39	51	$11	$14
Gold ounces	15	—	2	—

At December 31, 2019, our provisionally priced copper sales subject to final settlement were recorded at average prices of $2.80/lb (2018: $2.71/lb). At December 31, 2019, our provisionally priced gold sales subject to final settlement were recorded at an average price of $1,524/oz. The sensitivities in the above tables have been determined as the impact of a 10% change in commodity prices at each reporting date, while holding all other variables, including foreign currency exchange rates, constant.